Note 13 - Income Taxes (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets, Valuation Allowance	$ 7,766,000	$ 8,812,000
Operating Loss Carryforwards	$ 8,979,000